Apr. 30, 2021
BlackRock Capital Appreciation Portfolio
BlackRock Capital Appreciation PortfolioPORTFOLIO SUMMARY:
Investment Objective
Long-term growth of capital.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.
Shareholder Fees (fees paid directly from your investment)
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 37% of the average value of its portfolio.
Principal Investment Strategies
BlackRock Advisors, LLC (“BlackRock” or “Subadviser”), subadviser to the Portfolio, under normal market conditions, invests at least 80% of the Portfolio’s net assets in a portfolio of large capitalization equity securities. BlackRock considers large capitalization equity securities to be those issued by companies with market capitalizations, at the time of purchase by the Portfolio, of at least $1 billion. The Portfolio will, under normal circumstances, invest primarily in equity securities issued by companies with market capitalizations, at the time of purchase by the Portfolio, of at least $2 billion.
The Portfolio may invest in foreign securities, derivatives, and convertible securities.
Stock Selection
The Portfolio invests primarily in stocks believed by BlackRock to have long-term growth potential. In selecting stocks, BlackRock seeks to identify large capitalization stocks with sustainable above-average earnings growth. The Portfolio intends to invest its assets in approximately 40-60 U.S.-traded companies, although the number of holdings may vary. The Portfolio typically will be fully invested. A significant portion of the Portfolio’s assets are expected to be invested in stocks of companies listed in the Russell 1000® Growth Index. The Portfolio seeks to outperform the Russell 1000 Growth Index over a market cycle. The Russell 1000 Growth Index tracks growth companies included in the Russell 1000® Index, which is composed of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2020, the Russell 1000 Growth Index included companies with market capitalizations of $585 million and above. The Portfolio may from time to time emphasize one or more growth sectors. In addition, BlackRock tries to manage risk relative to the Russell 1000 Growth Index.
BlackRock seeks to invest in fundamentally sound companies with strong managements, superior earnings growth prospects, and attractive relative valuations. BlackRock emphasizes fundamental research in seeking to successfully identify and invest in these companies. BlackRock’s disciplined investment process emphasizes bottom-up stock selection and risk management techniques.

Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus. The significance of any specific risk to an investment in the Portfolio will vary over time, depending on the composition of the Portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.
Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, changes in general economic conditions, such as prevailing interest rates or investor sentiment, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the COVID‑19 outbreak. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.
Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category will be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of medium and small capitalization companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.
Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.
Focused Investment Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.
Foreign Investment Risk.    Investments in foreign securities, whether direct or indirect, tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social, economic and other developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.
Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses.
Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivative transactions may create investment leverage, which increases the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it is not advantageous to do so. Government regulation of derivative instruments may limit or prevent the Portfolio from using such instruments as part of its investment strategies, which could adversely affect the Portfolio.
Convertible Securities Risk.    Investments in convertible securities are subject to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer, or the Portfolio may be forced to convert a convertible security, at a time and a price that is disadvantageous to the Portfolio.

Past Performance
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year
Highest Quarter2nd – 202029.14%Lowest Quarter3rd – 2011-16.95%
Average Annual Total Return as of December 31, 2020